Financial assets and liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 161,551	$ 62,960	$ 71,318	$ 60,447
Trade & other receivables	14,866	20,952
Financial assets at fair value through other comprehensive income	1,388	1,014
Other non-current assets	1,296	2,102
Financial assets, Total	179,101	87,028
Trade and other payables	19,082	7,070
Borrowings	121,894	114,345
Contingent consideration	21,779	26,892
Warrant liability	5,724	4,647	$ 5,426
Financial liabilities, Total	168,479	152,954
Liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	19,082	7,070
Borrowings	121,894	114,345
Financial liabilities, Total	140,976	121,415
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	21,779	26,892
Warrant liability	5,724	4,647
Financial liabilities, Total	27,503	31,539
Assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	161,551	62,960
Trade & other receivables	14,866	20,952
Other non-current assets	1,296	2,102
Financial assets, Total	177,713	86,014
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,388	1,014
Financial assets, Total	$ 1,388	$ 1,014